Accrued liabilities and other liabilities - Schedule of Accrued liabilities and Other liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Payables and Accruals [Abstract]
Government grant	¥ 6,070		¥ 1,000
Payables related to professional service fee	3,700		5,750
Payables to employees related to net proceeds from share options exercised	1,716
Refund from depository bank - current	1,011
Payable to third party loan companies			7,187
Others	2,947		2,169
Total	15,444	$ 2,218	16,106
Government grant	1,000		1,000
Payables related to copyright	8,707
Refund from depository bank - non-current	2,734
Total	¥ 12,441		¥ 1,000